Common Stock And Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock And Preferred Stock [Abstract]
Summary Of Changes In Common Stock Issued And Treasury Stock

	Common Stock	Treasury Stock
Balance at December 31, 2008	48,132,640	1,069,423
Issuance - pension plan contribution	1,184,273	—
Issuance pursuant to stock option and stock-SARS plan	—	(312,609)
Awards of restricted stock	—	(38,380)
Issuance of deferred shares	—	(124,300)

Balance at December 31, 2009	49,316,913	594,134

Issuance pursuant to stock option and stock-SARS plan	121,969	(547,253)
Awards of restricted stock	—	(14,390)
Issuance of deferred shares	6,468	(31,724)

Balance at December 31, 2010	49,445,350	767

Purchase of treasury stock	—	4,280,000
Issuance pursuant to stock option and stock-SARS plan	122,983	(178,352)
Awards of restricted stock	—	(12,384)
Issuance of deferred shares	17,865	(12,671)

Balance at December 31, 2011	49,586,198	4,077,360